Investments in Financial Assets	12 Months Ended
Dec. 31, 2025
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Investments in Financial Assets
15. INVESTMENTS IN FINANCIAL ASSETS

	2025			2024		2023
	Non- current	Current		Non- current	Current	Non- current	Current
Investments at amortized cost
Public securities	-	-		-	-	-	99
Private securities - NO and stock market promissory notes	-	-		-	-	8	4
Term deposits (2)	-	-		-	-	-	47

	-	-		-	-	8	150

Investments at fair value through profit or loss
Public securities	-	250	(1)	-	381	-	114
Private securities - NO	-	12		-	9	-	-

	-	262		-	390	-	114

	-	262		-	390	8	264

(1)	See Note 36.
(2)	Corresponds to term deposits with the BNA.